UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23320

Procure ETF Trust I
(Exact name of registrant as specified in charter)

16 Firebush Road, Levittown, PA 19056
 (Address of principal executive offices) (Zip code)

Robert Tull, 16 Firebush Road, Levittown, PA 19056
 (Name and address of agent for service)

1-866-690-3837
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2020

Date of reporting period: October 31, 2020

Item 1. Reports to Stockholders.

PROCURE

ETFs

Annual Report

October 31, 2020

LGBTQ + ESG100 ETF
Ticker: LGBT

LGBTQ + ESG100 ETF

TABLE OF CONTENTS
October 31, 2020

LGBTQ + ESG100 ETF
Statement of Assets and Liabilities
October 31, 2020

LGBTQ + ESG100
ETF
Assets:

Cash at Custodian	$100,000

Total Assets	$100,000

Liabilities:	$-

Total Liabilities	$-

Net Assets:	$100,000

Net Assets Consist of:
Paid-In Capital	$100,000

Net Asset Value
(unlimited shares authorized):
Net Assets	$100,000
Capital Shares Issued and Outstanding	4,000

Net Asset Value, Offering and Redemption
Price Per Share	$25.00

The accompanying notes are an integral part of this financial statement.

LGBTQ + ESG100 ETF

NOTES TO THE FINANCIAL STATEMENT
October 31, 2020

1.
Organization

Procure ETF Trust I (the “Trust”), a Delaware statutory trust organized on June 11, 2019, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and authorized to have multiple investment series, one of which is the LGBTQ + ESG100 ETF (the “Fund”), a diversified series of the Trust. The investment objective of the Fund is to provide investment results that, before fees and expenses, correspond generally to the total return performance of an equity index called the “LGBTQ100 ESG Index” developed by Loyalty Preference Index, Inc. As of October 31, 2020 the Trust has had no operations other than those actions relating to organizational and registration matters, including the sale and issuance to ProcureAM, LLC (the “Sole Shareholder” and “Advisors”) of 4,000 shares of the Fund. The proceeds of the 4,000 shares were held in cash. The Fund currently offers one class of shares that has no front-end sales load, no deferred sales charge and no redemption fee. The Fund may issue an unlimited number of shares (“Shares”) of beneficial interest, with no par value. All Shares of the Fund have equal rights and privileges.

Shares of the Fund are expected to be listed and traded on the Nasdaq, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund expects to issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 25,000 Shares, called “Creation Units.” Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally will trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by Quasar Distributors, LLC (the “Distributor”), and that has been accepted by the Fund’s transfer agent, with respect to purchases and redemptions of Creation Units. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

2.
Summary of Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statement. The financial statement has been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

LGBTQ + ESG100 ETF

NOTES TO THE FINANCIAL STATEMENT (Continued)
October 31, 2020

(a) Use of Estimates

The preparation of the financial statement in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of this financial statement. Actual results could differ from those estimates.

(b) Indemnifications

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with service providers and others that provide general indemnification clauses. The Fund’s maximum exposure under the contracts is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

(c) Federal Income Taxes

The Fund intends to elect and to qualify to be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund generally will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. The Fund generally intends to operate in a manner such that it will not be liable for federal income or excise taxes.

(d) Organizational and Offering Costs

All organizational and offering costs for the Fund will be borne by the Advisor and are not subject to reimbursement.

(e) Cash

Cash includes non-interest bearing non-restricted cash with one institution.

3.
Agreements

Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor agrees to pay all expenses of the Trust, except brokerage and other transaction expenses including taxes; acquired fund fees and expenses; extraordinary legal fees or expenses, such as those for litigation or arbitration; other extraordinary expenses; distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee payable to the Advisor hereunder. For services provided to the Fund, the Fund pays the Advisor 0.75% at an annual

LGBTQ + ESG100 ETF

NOTES TO THE FINANCIAL STATEMENT (Continued)
October 31, 2020

rate based on the Fund’s average daily net assets. Advisory fees won’t be charged until commencement of operations.

Penserra Capital Management, LLC intends to serves as the Sub-Advisor (the “Sub-Advisor”) to the fund. The Sub-Advisor has overall responsibility for selecting and continuously monitoring the Fund’s investments. The Advisor has overall responsibility for overseeing the investment of the Fund’s assets, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust.

U.S. Bank Global Fund Services, a subsidiary of U.S. Bancorp, serves as the Fund’s fund accountant, administrator and transfer agent pursuant to certain fund accounting servicing, fund administration servicing and transfer agent servicing agreements. U.S. Bank National Association, a subsidiary of U.S. Bancorp, serves as the Fund’s custodian pursuant to a custody agreement. Quasar Distributors, LLC serves as the Fund’s distributor pursuant to a distribution agreement.

The Fund has adopted a Distribution and Service (12b-1) Plan, pursuant to which payments of up to 0.25% of the average daily net assets may be made by the Fund. The Board of Trustees of the Fund has determined that no such payment will be made, and there are no plans in place to implement the fee.

A Trustee and certain officers of the Trust are also employees/officers of the Advisor.

4.
Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of this financial statement, the Advisor owned 100% of the outstanding shares of the Fund.

5. Subsequent Events

In preparing this financial statement, Management has evaluated events and transactions for potential recognition or disclosure through the date this financial statement was issued. There were no events or transactions that occurred during the period subsequent to October 31, 2020, that materially impacted the amounts or disclosures in the Fund’s financial statement.

LGBTQ + ESG100 ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholder of LGBTQ + ESG100 ETF and
Board of Trustees of Procure ETF Trust I

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of LGBTQ + ESG100 ETF (the “Fund”), a series of Procure ETF Trust I, as of October 31, 2020, and the related notes (collectively referred to as the “financial statement”). In our opinion, the financial statement presents fairly, in all material respects, the financial position of the Fund as of October 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

The financial statement is the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statement based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statement, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statement. Our procedures included confirmation of cash owned as of October 31, 2020, by correspondence with the  custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statement. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor for one of more of ProcureAM, LLC’s investment companies since 2018.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 24, 2021

LGBTQ + ESG100 ETF

Trustees and Officers

Independent Trustees:

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years

Lawrence Larkin (1939)	Trustee	Term: Unlimited Served since November 2019	Larkin Consulting, LLC (President, 2000 to Present)	1	None
Arlene Reyes (1964)	Trustee	Term: Unlimited Served since November 2019	Varmer Inc. (COO, 1998 to Present); Coffee and Chocolate Farming, Sabana Grande (President, 2014 to Present)	1	None
James Brenner (1984)	Trustee	Term: Unlimited Served since November 2019	Patria Investimentos (Investor Relations & Business Development, 2016 to Present); PineBridge Investments (Vice President- Institutional Sales, 2010-2016)	1	Trustee, Procure ETF Trust II (since 2018)

Interested Trustee:

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years

Robert Tull (4) (1952)	Chairman and Trustee	Term: Unlimited Served since June 2019	Procure Holdings LLC (President, 2018 to Present); Robert Tull & Co. (President, 2005 to Present)	1	Virtus ETFs

LGBTQ + ESG100 ETF

Other Officers:

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years

Stacey Gillespie (1974)	Chief Compliance Officer	Term: Unlimited Served since November 2019	Cipperman Compliance Services, LLC (Managing Director, 2015 to Present); Boenning & Scattergood, Inc. (Chief Compliance Officer, 2007 to 2015)
Andrew Chanin (1985)	Secretary	Term: Unlimited Served since June 2019	Procure Holdings LLC (Chief Executive Officer, 2018 to Present); PureShares, LLC (CEO/COO, 2011 to Present)
Adrienne Binik-Chanin (1951)	Treasurer, Chief Financial Officer and Principal Accounting Officer	Term: Unlimited Served since June 2019	Procure Holdings LLC (CFO, 2018 to Present); ProcureAM LLC (CFO, 2017 to Present); PureShares, LLC (Accountant, 2015 to Present); Chester Medical Associates (Comptroller, 1990 to Present)

(1)
The address of each Trustee or officer is c/o ProcureAM, LLC, 16 Firebush Road, Levittown, PA 19056.
(2)
Trustees and Officers serve until their successors are duly elected and qualified.
(3)
The Fund is part of a “fund complex” as defined in the 1940 Act. The fund complex includes all open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. As of the date of this SAI, the fund complex consists of two funds.
(4)
Robert Tull is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliation with the Adviser.

Advisor
ProcureAM, LLC
16 Firebush Road
Levittown, PA 19056

Sub-Advisor
Penserra Capital Management, LLC
4 Orinda Way, Suite 100-A
Orinda, CA 94563

Distributor
Quasar Distributors, LLC
111 E. Kilbourn Ave, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Legal Counsel
K&L Gates LLP
599 Lexington Avenue
New York, NY 10022

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Lawrence Larkin is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant, Cohen & Company, Ltd., to perform audit services, audit-related services, and tax services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and taxable income and excise calculations and year to date estimates for book-to-tax differences. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2020	FYE 10/31/2019
Audit Fees	$3,500	$4,800
Audit-Related Fees	$0	$0
Tax Fees	$0	$0
All Other Fees	$0	$0

The percentage of fees billed by Cohen & Company, Ltd. for the fiscal years ended October 31, 2020 and October 31, 2019, respectively, applicable to non-audit services pursuant to a waiver of the pre-approval requirement was as follows:

	FYE 10/31/2020	FYE 10/31/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountants for services to the registrant and to the registrant’s investment adviser or Service Affiliates (as defined below) for the last two years.

Non-Audit Related Fees	FYE 10/31/2020	FYE 10/31/2019
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Because the registrant’s accountants have not rendered any non-audit services during the last two fiscal years to the registrant’s investment adviser, or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (together with the registrant’s investment adviser, “Service Affiliates”) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s board of directors has not considered whether the provision of such services to the registrant’s investment adviser or the Service Affiliates is compatible with maintaining the independence of the registrant’s accountant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)
Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days prior to the filing date of this Form N-CSR, that the disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant in this Form N-CSR is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in this Form N-CSR is accumulated and communicated to the registrant's management, including the registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.
(b)

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(c)
Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Procure ETF Trust I

By (Signature and Title)*    /s/ Robert Tull
   Robert Tull, Principal Executive Officer/President

Date: February 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Robert Tull
    Robert Tull, Principal Executive Officer/President

Date: February 23, 2021

By (Signature and Title)*    /s/ Adrienne Binik-Chanin
                                                        Adrienne Binik-Chanin, Principal Financial Officer/Treasurer

Date: February 23, 2021

* Print the name and title of each signing officer under his or her signature.